Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Procure ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001727398
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2020
Prospectus Date	rr_ProspectusDate	Sep. 30, 2020
Procure Space ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROCURE ETF TRUST II

Procure Space ETF

(the “Fund”)

Supplement dated October 1, 2020 (“Supplement”)

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2020, as Supplemented on April 7, 2020

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses and SAI.

This Supplement contains new and additional information and should be read in conjunction with the Prospectuses and SAI.

On September 23, 2020, the Board of Trustees of the Trust (the “Board”) approved a Fee Waiver/Expense Limitation Agreement between the Trust, on behalf of the Fund, and ProcureAM, LLC (the “Advisor”), as investment advisor of the Fund, whereby ProcureAM, LLC has contractually agreed to waive the Fund’s management fees and expenses and effectively reimburse fees incurred by the Fund in an amount that limits the Fund’s “Total Annual Fund Operating Expenses” (except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Advisor under the Advisory Agreement) to not more than 0.75% of the daily net assets of the Fund until October 31, 2021.  Accordingly, notwithstanding anything to the contrary in the Fund’s prospectus or statement of information, as of October 1, 2020 the Prospectus and Statement of Additional Information are revised in the manner set forth below.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing [Text Block]	PRO_SupplementClosingTextBlock	Investors Should Retain This Supplement for Future Reference
Procure Space ETF | Procure Space ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Chief Compliance Officer Fees	rr_Component1OtherExpensesOverAssets	0.53%
Trustee Fees	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019

[1]	ProcureAM, LLC (the ''Advisor'') has contractually agreed, until October 31, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust's chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Advisor under the Advisory Agreement) to an amount not exceeding 0.75% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Advisor are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2021, this agreement may not be modified or terminated without the approval of the Board of Trustees (the Board). This agreement will terminate automatically if the Fund's investment advisory agreement (the Advisory Agreement) with the Advisor is terminated. Prior to October 1, 2020, the Advisor had voluntarily agreed to limit Fund expenses to 0.75%. The expense information in the table has been restated to reflect the Advisor's current contractual agreement to limit Fund expenses to 0.75%.